SHORT-TERM BORROWINGS	12 Months Ended
Dec. 31, 2016
Short-Term Debt [Abstract]
Short-term Debt [Text Block]
9.	SHORT-TERM BORROWINGS

The Company had a line of credit for $1,541,000 with Nanjing Bank Company Limited (Beijing Branch) to finance its working capital before it terminated the VIE agreement with BTL. Average interest rates for the credit line for the years ended December 31, 2016, 2015 and 2014 were 7.20%, 7.20%, and 7.50%, respectively. Pursuant to the terms of the agreement, the line of credit was secured by BTL’s building (see note 7) and guaranteed by BDL and two shareholders of the Company. As of December 31, 2016 and 2015, the balance of the line of credit was $0 and $1,541,000, respectively.

On January 28, 2015, the Company repaid the loan in the amount of $1,603,590 (RMB10,000,000) with Nanjing Bank Company Limited (Beijing Branch). On March 7, 2015, the Company repaid the loan in the amount of $801,795 (RMB5,000,000) with Nanjing Bank Company Limited (Beijing Branch).

On March 3, 2015, the Company entered into a new loan agreement with Nanjing Bank Company Limited (Beijing Branch) in the amount of $2,405,385 (RMB15,000,000) with a floating interest rate which was 7.811% in 2015. The loan is due on March 3, 2016 and had been early repaid on December 2, 2015. Pursuant to the terms of the agreement, the line of credit is secured by BTL’s building and guaranteed by two shareholders of the Company.

On March 27, 2015, the Company entered into a new loan agreement with Mr. Ping Chen, who is the CEO and a major shareholder of the Company, in the amount of $660,679 (RMB4,120,000) with a floating interest rate which was 6.96% in 2015. The loan is due on March 27, 2016 and had been repaid on October 24, 2016.

On December 2, 2015, the Company entered into a new loan agreement with Mr. Ping Chen in the amount of $3,207,180 (RMB20,000,000) with no floating interest rate and maturity date. On December 18, 2015, the Company repaid half of the loan in the amount of $1,603,590 (RMB10,000,000). The remaining had been repaid on October 21, 2016.

On December 18, 2015, the Company entered into a new loan agreement with Nanjing Bank Company Limited (Beijing Branch) in the amount of $1,603,590 (RMB10,000,000) with a floating interest rate which was 7.20% in 2016. The loan is due on December 18, 2016. Pursuant to the terms of the agreement, the line of credit is secured by BTL’s building and guaranteed by two shareholders of the Company. The loan had been repaid on November 14, 2016.

During the year ended December 31, 2016, the Company obtained loans from its related party, Mr. Ping Chen, in an aggregate amount of $718,638 (RMB4,775,000) which had been fully repaid on October 24, 2016.

Interest expense on short-term borrowings amounted to $128,537, $196,220 and $176,231 for the years ended December 31, 2016, 2015, and 2014, respectively.